ACQUISITIONS - Hotels (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013 CNY (¥)
Acquisitions
Goodwill	$ 24,702	¥ 108,344	¥ 64,654	¥ 171,504	¥ 64,842
Minimum
Acquisitions
Amortization period of property and equipment	5 years	5 years	5 years
Maximum
Acquisitions
Amortization period of property and equipment	10 years	10 years	10 years
One individual hotel acquired in 2014
Acquisitions
Current assets			¥ 25
Property and equipment			10,477
Deferred tax liabilities			(832)
Noncontrolling interest			(25)
Total			12,975
One individual hotel acquired in 2014 | Favorable lease agreements
Acquisitions
Intangible assets			¥ 3,330
One individual hotel acquired in 2014 | Individual hotel
Acquisitions
Number of acquisitions | item			1
One hotel chain and two individual hotels acquired in 2015
Acquisitions
Current assets		¥ 3,382
Property and equipment		74,222
Deferred tax assets		515
Goodwill		46,135
Other noncurrent assets		663
Current liabilities		(22,864)
Deferred tax liabilities		(11,146)
Noncontrolling interest		(8,264)
Total		127,226
One hotel chain and two individual hotels acquired in 2015 | Favorable lease agreements
Acquisitions
Intangible assets		41,283
One hotel chain and two individual hotels acquired in 2015 | Franchise agreements
Acquisitions
Intangible assets		¥ 3,300
One hotel chain and two individual hotels acquired in 2015 | Hotel chain
Acquisitions
Number of acquisitions | item		1
Number of hotels | item		13
One hotel chain and two individual hotels acquired in 2015 | Individual hotel
Acquisitions
Number of acquisitions | item		2
Two individual hotels acquired in 2016
Acquisitions
Current assets				5,330
Property and equipment				28,412
Current liabilities				(34,495)
Deferred tax liabilities				(1,251)
Total				3,000
Two individual hotels acquired in 2016 | Favorable lease agreements
Acquisitions
Intangible assets				¥ 5,004
Two individual hotels acquired in 2016 | Individual hotel
Acquisitions
Number of acquisitions | item	2